UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_6/30/11________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  7/25/11
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 179

Form 13F Information Table Value Total: $  642,537
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     1894 60309.000SH       SOLE                60309.000
                                                              1660 52860.000SH       OTHER   1,2,3                52860.000
Abbott Laboratories            COM              002824100     1500 28498.000SH       SOLE                28498.000
                                                              1410 26795.000SH       OTHER   1,2,3                26795.000
Allstate Corp                  COM              020002101     1362 44609.000SH       SOLE                44609.000
                                                              1527 50007.000SH       OTHER   1,2,3                50007.000
American Elec Pwr Inc          COM              025537101      848 22505.000SH       SOLE                22505.000
                                                               717 19035.000SH       OTHER   1,2,3                19035.000
Amgen Inc                      COM              031162100     1085 18596.000SH       SOLE                18596.000
                                                              1171 20064.000SH       OTHER   1,2,3                20064.000
Apache Corp Com                COM              037411105     1036 8393.000 SH       SOLE                 8393.000
                                                               892 7227.000 SH       OTHER   1,2,3                 7227.000
Apple Inc.                     COM              037833100      193  575.000 SH       SOLE                  575.000
                                                               201  600.000 SH       OTHER   1,2,3                  600.000
Applied Materials Inc          COM              038222105      594 45650.000SH       SOLE                45650.000
                                                               460 35345.000SH       OTHER   1,2,3                35345.000
Bank Amer Corp                 COM              060505104      837 76401.000SH       SOLE                76401.000
                                                               931 84921.000SH       OTHER   1,2,3                84921.000
Bristol Myers Squibb           COM              110122108      968 33434.000SH       SOLE                33434.000
                                                              1012 34956.000SH       OTHER   1,2,3                34956.000
Bunge Ltd                      COM              G16962105      313 4545.000 SH       SOLE                 4545.000
                                                               271 3930.000 SH       OTHER   1,2,3                 3930.000
CVS Corp                       COM              126650100     1527 40621.000SH       SOLE                40621.000
                                                              1172 31174.000SH       OTHER   1,2,3                31174.000
Cablevision Sys Cl A           COM              12686C109     1227 33875.000SH       SOLE                33875.000
Carnival Corporation           COM              143658300     1141 30332.000SH       SOLE                30332.000
                                                               960 25513.000SH       OTHER   1,2,3                25513.000
Cephalon Inc                   COM              156708109      209 2615.000 SH       SOLE                 2615.000
                                                               125 1560.000 SH       OTHER   1,2,3                 1560.000
Chevron Corp                   COM              166764100     2044 19880.000SH       SOLE                19880.000
                                                              1743 16948.000SH       OTHER   1,2,3                16948.000
Cisco Systems Inc              COM              17275R102     1741 111510.000SH      SOLE               111510.000
                                                              1532 98135.000SH       OTHER   1,2,3                98135.000
Citigroup Inc                  COM              172967424      971 23309.000SH       SOLE                23309.000
                                                               865 20770.000SH       OTHER   1,2,3                20770.000
Cohen & Steers Fractional      COM                               0 90673.000SH       SOLE                90673.000
Colgate-Palmolive Co           COM              194162103      612 7000.000 SH       SOLE                 7000.000
                                                               564 6450.000 SH       OTHER   1,2,3                 6450.000
Comcast Corp New Cl A          COM              20030N101     1621 63986.000SH       SOLE                63986.000
                                                              1427 56329.000SH       OTHER   1,2,3                56329.000
Computer Sciences              COM              205363104     1674 44098.000SH       SOLE                44098.000
                                                              1379 36337.000SH       OTHER   1,2,3                36337.000
Comtech Telecommunicat         COM              205826209     1451 51755.000SH       SOLE                51755.000
                                                              1337 47695.000SH       OTHER   1,2,3                47695.000
Conagra Foods Inc              COM              205887102      807 31252.000SH       SOLE                31252.000
                                                               675 26153.000SH       OTHER   1,2,3                26153.000
Conocophillips                 COM              20825C104      554 7365.000 SH       SOLE                 7365.000
                                                               403 5360.000 SH       OTHER   1,2,3                 5360.000
Crusader Energy Group Inc      COM              228834107        0 95000.000SH       SOLE                95000.000
Dell Inc                       COM              24702r101      270 16180.000SH       SOLE                16180.000
                                                               237 14205.000SH       OTHER   1,2,3                14205.000
Duncan Energy Partnrs Com Unit COM              265026104     2246 51921.000SH       SOLE                51921.000
El Paso Pipeline Ptnrs Com Uni COM              283702108      777 22355.000SH       SOLE                22355.000
Emulex Corp Com New            COM              292475209      957 111255.000SH      SOLE               111255.000
                                                               795 92475.000SH       OTHER   1,2,3                92475.000
Encana Corp                    COM              292505104      566 18397.000SH       SOLE                18397.000
                                                               492 15978.000SH       OTHER   1,2,3                15978.000
Entergy Corp New Com           COM              29364G103     2259 33081.000SH       SOLE                33081.000
                                                              1695 24824.000SH       OTHER   1,2,3                24824.000
Enterprise Products Ptrs       COM              293792107     9679 224002.000SH      SOLE               224002.000
Erie Indemnity Class B         COM              29530P201   397164 2340.000 SH       OTHER                         2340.000
Exxon Mobil                    COM              30231G102     1242 15256.000SH       SOLE                15256.000
                                                               961 11807.000SH       OTHER   1,2,3                11807.000
Forest Laboratories Inc        COM              345838106     1137 28900.000SH       SOLE                28900.000
                                                              1205 30620.000SH       OTHER   1,2,3                30620.000
Freeport-Mcmoran Cop&g Cl B    COM              35671D857     1988 37585.000SH       SOLE                37585.000
                                                              1619 30610.000SH       OTHER   1,2,3                30610.000
Gap Inc                        COM              364760108      497 27450.000SH       SOLE                27450.000
                                                               463 25600.000SH       OTHER   1,2,3                25600.000
General Dynamics               COM              369550108      215 2885.000 SH       SOLE                 2885.000
                                                               133 1790.000 SH       OTHER   1,2,3                 1790.000
Gilead Sciences Inc            COM              375558103     1757 42433.000SH       SOLE                42433.000
                                                              1498 36172.000SH       OTHER   1,2,3                36172.000
Goldman Sachs                  COM              38141G104     2129 15993.000SH       SOLE                15993.000
                                                              1825 13714.000SH       OTHER   1,2,3                13714.000
Hewlett-Packard Co             COM              428236103      975 26795.000SH       SOLE                26795.000
                                                               919 25260.000SH       OTHER   1,2,3                25260.000
Huntington Bancshares          COM              446150104     1346 205121.000SH      SOLE               205121.000
Integrated Device Tech         COM              458118106     1141 145205.000SH      SOLE               145205.000
                                                               905 115125.000SH      OTHER   1,2,3               115125.000
Intel Corp                     COM              458140100     1805 81462.000SH       SOLE                81462.000
                                                              1596 72010.000SH       OTHER   1,2,3                72010.000
J P Morgan Chase               COM              46625H100     1539 37580.200SH       SOLE                37580.200
                                                              1803 44038.800SH       OTHER   1,2,3                44038.800
Kohl's Corp                    COM              500255104      866 17325.000SH       SOLE                17325.000
                                                              1012 20235.000SH       OTHER   1,2,3                20235.000
Kroger Co                      COM              501044101     2101 84732.000SH       SOLE                84732.000
                                                              2384 96123.000SH       OTHER   1,2,3                96123.000
Lilly Eli & Co                 COM              532457108     2600 69266.000SH       SOLE                69266.000
                                                              2338 62304.000SH       OTHER   1,2,3                62304.000
Loews Corp                     COM              540424108      889 21120.000SH       SOLE                21120.000
                                                               788 18720.000SH       OTHER   1,2,3                18720.000
Lowe's Companies Inc           COM              548661107      621 26625.000SH       SOLE                26625.000
                                                               549 23550.000SH       OTHER   1,2,3                23550.000
Magellan Midstream             COM              559080106      573 9600.000 SH       SOLE                 9600.000
Marathon Oil                   COM              565849106     1378 26157.000SH       SOLE                26157.000
                                                              1108 21038.000SH       OTHER   1,2,3                21038.000
Medtronic Inc                  COM              585055106     1126 29235.000SH       SOLE                29235.000
                                                               996 25855.000SH       OTHER   1,2,3                25855.000
Merck & Co Inc                 COM              58933y105     1994 56515.000SH       SOLE                56515.000
                                                              1798 50956.000SH       OTHER   1,2,3                50956.000
Microsoft Corp                 COM              594918104     2530 97308.000SH       SOLE                97308.000
                                                              2245 86327.000SH       OTHER   1,2,3                86327.000
Morgan Stanley                 COM              617446448     1008 43797.000SH       SOLE                43797.000
                                                               945 41071.000SH       OTHER   1,2,3                41071.000
Norfolk Southern               COM              655844108      330 4400.000 SH       SOLE                 4400.000
                                                               307 4100.000 SH       OTHER   1,2,3                 4100.000
Oracle Corp                    COM              68389X105       84 2550.000 SH       SOLE                 2550.000
                                                               132 4020.000 SH       OTHER   1,2,3                 4020.000
Oshkosh Corp Com               COM              688239201      714 24660.000SH       SOLE                24660.000
                                                               548 18950.000SH       OTHER   1,2,3                18950.000
Partnerre Ltd                  COM              G6852T105     1978 28735.000SH       SOLE                28735.000
                                                              1578 22920.000SH       OTHER   1,2,3                22920.000
PepsiCo Inc                    COM              713448108      673 9561.000 SH       SOLE                 9561.000
                                                               668 9487.000 SH       OTHER   1,2,3                 9487.000
Petrohawk Energy Corp          COM              716495106      308 12500.000SH       SOLE                12500.000
Qualcomm Inc                   COM              747525103      614 10810.000SH       SOLE                10810.000
                                                               571 10050.000SH       OTHER   1,2,3                10050.000
Raytheon Co (New)              COM              755111507     2027 40655.000SH       SOLE                40655.000
                                                              1768 35460.000SH       OTHER   1,2,3                35460.000
Seacor Holdings, Inc.          COM              811904101      273 2732.000 SH       SOLE                 2732.000
                                                               197 1973.000 SH       OTHER   1,2,3                 1973.000
Seagate Tech Hldgs             COM              G7945M107      865 53548.000SH       SOLE                53548.000
                                                               768 47547.000SH       OTHER   1,2,3                47547.000
Southwest Airlines Co          COM              844741108     1471 128805.000SH      SOLE               128805.000
                                                              1308 114525.000SH      OTHER   1,2,3               114525.000
Steel Dynamics Inc             COM              858119100      859 52839.000SH       SOLE                52839.000
                                                               765 47091.000SH       OTHER   1,2,3                47091.000
Suburban Propane Ptrs          COM              864482104      512 9800.000 SH       SOLE                 9800.000
TC Pipelines Lp                COM              87233Q108      200 4195.000 SH       SOLE                 4195.000
Target Corp                    COM              87612e106      360 7670.000 SH       SOLE                 7670.000
                                                               318 6775.000 SH       OTHER   1,2,3                 6775.000
Time Warner Cable Inc Com      COM              88732J207     1761 22566.000SH       SOLE                22566.000
                                                              1231 15775.000SH       OTHER   1,2,3                15775.000
Travelers Companies            COM              89417e109     2005 34340.000SH       SOLE                34340.000
                                                              1626 27850.000SH       OTHER   1,2,3                27850.000
Unum Group                     COM              91529Y106     1373 53870.000SH       SOLE                53870.000
                                                              1014 39780.000SH       OTHER   1,2,3                39780.000
Verizon Comm                   COM              92343V104      826 22179.000SH       SOLE                22179.000
                                                               693 18622.000SH       OTHER   1,2,3                18622.000
Wal-Mart Stores Inc            COM              931142103     1495 28135.000SH       SOLE                28135.000
                                                              1575 29646.000SH       OTHER   1,2,3                29646.000
Wellpoint Inc Com              COM              94973V107     1029 13060.000SH       SOLE                13060.000
                                                               776 9850.000 SH       OTHER   1,2,3                 9850.000
Wells Fargo & Co               COM              949746101      985 35112.000SH       SOLE                35112.000
                                                               815 29050.000SH       OTHER   1,2,3                29050.000
Williams Partners L P Com Unit COM              96950f104      768 14179.000SH       SOLE                14179.000
Yahoo! Inc                     COM              984332106      951 63227.000SH       SOLE                63227.000
                                                               748 49708.000SH       OTHER   1,2,3                49708.000
ADR BP PLC                     ADR              055622104      302 6817.000 SH       SOLE                 6817.000
                                                                42  955.000 SH       OTHER   1,2,3                  955.000
ADR Royal Dutch Shell Plc Spon ADR              780259206     1188 16703.000SH       SOLE                16703.000
                                                                16  225.000 SH       OTHER                          225.000
IBB/iShares Tr Nasdq Bio Indx                   464287556     1292    12115 SH       SOLE                    12115
Powershares Glb ETF Fd S&P 500                  73936G308     3279   155350 SH       SOLE                   155350
Royce Micro-Cap Tr Inc Com                      780915104      717    72749 SH       SOLE                    72749
SPDR Trust Series 1                             78462F103    11813    89513 SH       SOLE                    89513
                                                               103      782 SH       OTHER   1,2,3                      782
Select Sector SPDR Tr SBI Int-                  81369Y803     1268    49320 SH       SOLE                    49320
iShares Russell 2000 Growth                     464287648     2279    24026 SH       SOLE                    24026
BlackRock Credit Alloc Income                   09255H105     2190   215802 SH       SOLE                   215802
MFS Multimarket Income Sh Ben                   552737108      248    36300 SH       SOLE                    36300
Powershares BAB ETF                             73937B407     1779    68448 SH       SOLE                    68448
                                                                25      963 SH       OTHER                              963
SPDR Series Trust Lehmn Intl E                  78464A516      798    12919 SH       SOLE                    12919
iShares Barclays 1-3 Yr Tsy Bd                  464287457      226     2683 SH       SOLE                     2683
iShares Barclays Aggregate Bon                  464287226     5767    54066 SH       SOLE                    54066
iShares Tr Barclys 1-3yr Cr                     464288646     1144    10899 SH       SOLE                    10899
Market Vectors ETF Tr Russia                    57060U506      225 5845.0000SH       SOLE                5845.0000
SPDR Index Shs Fds Russ Nom Sc                  78463x822      481 10975.0000SH      SOLE               10975.0000
Vanguard MSCI Emerging Markets                  922042858     7545 155180.0000SH     SOLE              155180.0000
                                                                14 287.0000 SH       OTHER                         287.0000
Wisdomtree Trust Jp Smallcp Di                  97717w836      243 5550.0000SH       SOLE                5550.0000
iShares Inc MSCI Japan                          464286848     1797 172330.0000SH     SOLE              172330.0000
iShares MSCI EAFE                               464287465    30304 503899.0000SH     SOLE              503899.0000
                                                               855 14214.0000SH      OTHER                       14214.0000
iShares MSCI EMRG                               464287234     1862 39111.0000SH      SOLE               39111.0000
                                                                55 1159.0000SH       OTHER                        1159.0000
iShares Tr MSCI EAFE Value Ind                  464288877      484 9240.0000SH       SOLE                9240.0000